Schedule III - Real Estate and Accumulative Depreciation	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation
SCHEDULE III—REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2018

(Amounts in thousands)			Initial Cost		Costs Capitalized Subsequent to Acquisition (1)	Gross Cost Basis at December 31, 2018			Accumulated Depreciation (2)	Net Carrying Amount (3)	Date of Acquisition (4)
Property Description / Location	Number of Properties	Encumbrances	Land	Buildings and Improvements		Land	Buildings and Improvements	Total

Real estate held for investment
Healthcare
Assisted Living Facilities
Alabama	1	$4,540	$337	$2,583	$1,469	$337	$4,052	$4,389	$233	$4,156	2017
Arizona	1	8,998	536	14,434	1,234	536	15,668	16,204	851	15,353	2017
California	5	36,361	12,157	76,393	809	12,157	77,202	89,359	4,151	85,208	2017
Colorado	2	104,052	7,734	138,276	2,228	7,734	140,504	148,238	7,574	140,664	2017
Florida	2	725	419	303	—	419	303	722	51	671	2017
Georgia	1	7,227	516	14,220	314	516	14,534	15,050	853	14,197	2017
Illinois	23	161,951	9,433	289,465	6,289	9,433	295,754	305,187	16,235	288,952	2017
Indiana	9	25,835	7,170	26,900	100	7,170	27,000	34,170	1,826	32,344	2017
Kansas	1	6,128	915	12,105	(5,203)	915	6,902	7,817	768	7,049	2017
Massachusetts	5	9,900	1,346	1,523	198	1,346	1,721	3,067	182	2,885	2017
Minnesota	11	31,436	3,763	66,922	(27,784)	3,763	39,138	42,901	3,669	39,232	2017
North Carolina	8	99,712	11,656	151,555	297	11,656	151,852	163,508	8,141	155,367	2017
Nebraska	1	2,602	559	3,161	104	559	3,265	3,824	207	3,617	2017
Ohio	30	186,107	16,108	247,227	2,705	16,108	249,932	266,040	14,253	251,787	2017
Oklahoma	5	10,580	1,419	17,467	1,400	1,419	18,867	20,286	1,370	18,916	2017
Oregon	25	181,352	20,905	269,521	(2,254)	20,905	267,267	288,172	15,364	272,808	2017
South Carolina	1	16,183	1,105	17,975	238	1,105	18,213	19,318	1,022	18,296	2017
Tennessee	2	12,269	2,179	24,880	735	2,179	25,615	27,794	1,487	26,307	2017
Texas	8	119,707	18,144	138,400	4,495	18,144	142,895	161,039	8,422	152,617	2017
Washington	6	45,483	3,765	68,188	757	3,765	68,945	72,710	3,824	68,886	2017
United Kingdom	45	272,529	124,664	492,612	20,957	124,664	513,569	638,233	25,107	613,126	2017-2018
Hospitals
California	5	103,968	17,079	135,979	—	17,079	135,979	153,058	6,976	146,082	2017
Georgia	1	13,566	2,047	16,650	—	2,047	16,650	18,697	855	17,842	2017
Louisiana	1	11,993	1,591	13,991	—	1,591	13,991	15,582	713	14,869	2017
Missouri	3	31,264	3,586	22,684	—	3,586	22,684	26,270	1,209	25,061	2017
Oklahoma	1	11,499	536	15,954	—	536	15,954	16,490	811	15,679	2017
Texas	2	35,222	3,191	52,444	2,037	3,191	54,481	57,672	2,699	54,973	2017
Utah	1	14,464	2,151	7,073	—	2,151	7,073	9,224	374	8,850	2017
Medical Office Buildings
Alabama	2	31,466	—	56,271	(23,484)	—	32,787	32,787	3,116	29,671	2017
Arkansas	1	494	—	1,343	—	—	1,343	1,343	200	1,143	2017

(Amounts in thousands)			Initial Cost		Costs Capitalized Subsequent to Acquisition (1)	Gross Cost Basis at December 31, 2018			Accumulated Depreciation (2)	Net Carrying Amount (3)	Date of Acquisition (4)
Property Description / Location	Number of Properties	Encumbrances	Land	Buildings and Improvements		Land	Buildings and Improvements	Total

California	2	20,908	5,708	33,859	982	5,708	34,841	40,549	2,139	38,410	2017
Colorado	6	37,735	8,330	57,631	1,578	8,330	59,209	67,539	4,001	63,538	2017
Florida	3	23,299	2,119	41,291	(5,226)	2,119	36,065	38,184	2,470	35,714	2017
Georgia	13	58,308	12,976	100,200	2,249	12,976	102,449	115,425	6,486	108,939	2017
Hawaii	1	8,175	519	14,030	4	519	14,034	14,553	732	13,821	2017
Idaho	1	22,459	—	30,473	—	—	30,473	30,473	1,769	28,704	2017
Illinois	6	63,246	9,809	97,777	43	9,809	97,820	107,629	6,018	101,611	2017
Indiana	27	178,317	18,106	297,968	(5,048)	18,106	292,920	311,026	19,388	291,638	2017
Louisiana	4	33,777	2,406	52,423	(5,421)	2,406	47,002	49,408	3,332	46,076	2017
Michigan	3	31,508	3,856	48,736	(9,680)	3,856	39,056	42,912	2,849	40,063	2017
Minnesota	2	6,828	1,144	9,348	126	1,144	9,474	10,618	598	10,020	2017
Mississippi	1	13,720	—	21,465	—	—	21,465	21,465	1,353	20,112	2017
New Mexico	3	14,751	—	16,344	173	—	16,517	16,517	1,772	14,745	2017
Ohio	5	48,534	5,036	99,147	(10,879)	5,036	88,268	93,304	5,865	87,439	2017
Oklahoma	2	11,865	—	18,382	—	—	18,382	18,382	1,114	17,268	2017
South Carolina	2	9,681	761	22,966	(5,174)	761	17,792	18,553	1,496	17,057	2017
Tennessee	2	11,342	449	20,215	(3,887)	449	16,328	16,777	1,201	15,576	2017
Texas	21	102,014	5,808	169,067	1,353	5,808	170,420	176,228	12,135	164,093	2017
Washington	1	22,470	998	47,052	89	998	47,141	48,139	2,647	45,492	2017
Skilled Nursing Facilities
Alabama	1	9,074	433	7,169	—	433	7,169	7,602	474	7,128	2017
Arizona	1	10,781	1,043	17,013	—	1,043	17,013	18,056	984	17,072	2017
California	2	19,987	1,936	37,612	—	1,936	37,612	39,548	4,646	34,902	2017
Florida	24	173,422	25,304	347,560	—	25,304	347,560	372,864	19,902	352,962	2017
Georgia	7	100,169	12,140	130,707	—	12,140	130,707	142,847	7,270	135,577	2017
Illinois	4	54,744	6,546	137,591	(62,141)	6,546	75,450	81,996	7,871	74,125	2017
Indiana	19	95,295	5,634	132,921	—	5,634	132,921	138,555	8,404	130,151	2017
Kentucky	1	8,979	362	17,493	3,084	362	20,577	20,939	1,195	19,744	2017
Louisiana	1	18,866	1,068	28,675	—	1,068	28,675	29,743	1,637	28,106	2017
Massachusetts	3	17,145	6,179	8,966	(960)	6,179	8,006	14,185	434	13,751	2017
Maryland	1	6,908	1,219	14,556	—	1,219	14,556	15,775	836	14,939	2017
Michigan	2	8,188	1,717	13,988	1	1,717	13,989	15,706	857	14,849	2017
North Carolina	1	5,735	286	10,549	—	286	10,549	10,835	622	10,213	2017
Oregon	6	26,190	4,330	38,024	(6,359)	4,330	31,665	35,995	2,238	33,757	2017
Pennsylvania	11	188,683	20,010	240,922	—	20,010	240,922	260,932	13,747	247,185	2017
Tennessee	4	40,869	4,236	62,156	2,975	4,236	65,131	69,367	3,545	65,822	2017
Virginia	8	50,168	7,650	88,135	—	7,650	88,135	95,785	5,124	90,661	2017
Washington	3	13,927	3,647	16,108	(1,263)	3,647	14,845	18,492	1,062	17,430	2017
	413	3,165,680	456,776	4,945,018	(115,740)	456,776	4,829,278	5,286,054	290,756	4,995,298

(Amounts in thousands)			Initial Cost		Costs Capitalized Subsequent to Acquisition (1)	Gross Cost Basis at December 31, 2018			Accumulated Depreciation (2)	Net Carrying Amount (3)	Date of Acquisition (4)
Property Description / Location	Number of Properties	Encumbrances	Land	Buildings and Improvements		Land	Buildings and Improvements	Total

Hospitality
Extended Stay
Arizona	1	12,861	1,897	15,843	249	1,897	16,092	17,989	1,146	16,843	2017
California	8	220,715	59,120	241,574	6,846	59,120	248,420	307,540	18,276	289,264	2017
Colorado	3	61,776	13,163	67,804	5,736	13,163	73,540	86,703	5,757	80,946	2017
Connecticut	2	25,056	3,454	30,231	1,498	3,454	31,729	35,183	2,356	32,827	2017
Florida	2	12,943	2,991	50,761	621	2,991	51,382	54,373	3,884	50,489	2017
Georgia	2	43,517	7,278	52,967	505	7,278	53,472	60,750	3,760	56,990	2017
Illinois	1	27,884	4,375	34,567	317	4,375	34,884	39,259	2,729	36,530	2017
Kentucky	2	16,809	2,956	29,407	(8,126)	2,956	21,281	24,237	2,169	22,068	2017
Louisiana	1	12,168	1,874	15,043	719	1,874	15,762	17,636	1,683	15,953	2017
Massachusetts	3	60,054	8,274	74,973	637	8,274	75,610	83,884	5,294	78,590	2017
Maryland	1	19,889	3,003	24,644	302	3,003	24,946	27,949	1,903	26,046	2017
Maine	1	13,346	1,572	15,610	1,735	1,572	17,345	18,917	1,426	17,491	2017
Michigan	2	32,982	4,521	39,797	1,776	4,521	41,573	46,094	2,880	43,214	2017
North Carolina	1	18,108	1,693	23,893	423	1,693	24,316	26,009	2,295	23,714	2017
New Hampshire	3	48,084	7,167	59,440	801	7,167	60,241	67,408	4,437	62,971	2017
New Jersey	7	123,033	20,639	145,058	8,689	20,639	153,747	174,386	13,119	161,267	2017
New Mexico	1	17,594	2,125	22,446	733	2,125	23,179	25,304	2,262	23,042	2017
New York	3	39,657	4,108	48,124	3,584	4,108	51,708	55,816	3,606	52,210	2017
Ohio	1	8,761	575	11,747	235	575	11,982	12,557	1,080	11,477	2017
Pennsylvania	2	30,727	4,526	36,759	1,925	4,526	38,684	43,210	2,630	40,580	2017
Tennessee	1	23,898	4,118	28,471	912	4,118	29,383	33,501	2,150	31,351	2017
Texas	11	137,555	19,932	165,947	9,474	19,932	175,421	195,353	14,905	180,448	2017
Virginia	3	33,075	5,981	38,545	2,375	5,981	40,920	46,901	3,346	43,555	2017
Washington	4	102,182	22,388	116,391	3,036	22,388	119,427	141,815	7,931	133,884	2017
Full Service
Florida	2	45,001	12,328	133,394	24,026	12,328	157,420	169,748	12,072	157,676	2017
Maryland	1	11,765	3,086	12,964	276	3,086	13,240	16,326	918	15,408	2017
New Jersey	1	39,893	16,282	35,308	3,786	16,282	39,094	55,376	3,118	52,258	2017
Select Service
Alabama	1	14,962	1,134	19,213	651	1,134	19,864	20,998	1,404	19,594	2017
Arizona	2	30,561	7,831	34,616	585	7,831	35,201	43,032	3,009	40,023	2017
California	10	202,529	45,970	232,362	5,248	45,970	237,610	283,580	18,215	265,365	2017
Colorado	1	15,962	2,018	20,047	430	2,018	20,477	22,495	1,591	20,904	2017
Connecticut	3	53,877	6,735	67,148	1,696	6,735	68,844	75,579	5,013	70,566	2017
Florida	8	124,232	16,852	219,288	7,347	16,852	226,635	243,487	15,947	227,540	2017
Georgia	4	58,264	11,505	77,275	(6,466)	9,932	72,382	82,314	6,012	76,302	2017
Illinois	1	18,501	2,738	22,368	801	2,738	23,169	25,907	1,678	24,229	2017

(Amounts in thousands)			Initial Cost		Costs Capitalized Subsequent to Acquisition (1)	Gross Cost Basis at December 31, 2018			Accumulated Depreciation (2)	Net Carrying Amount (3)	Date of Acquisition (4)
Property Description / Location	Number of Properties	Encumbrances	Land	Buildings and Improvements		Land	Buildings and Improvements	Total

Kentucky	1	29,201	6,660	31,618	2,456	6,660	34,074	40,734	2,483	38,251	2017
Louisiana	2	19,355	2,409	23,780	1,534	2,409	25,314	27,723	2,376	25,347	2017
Massachusetts	1	25,131	3,272	31,343	490	3,272	31,833	35,105	2,194	32,911	2017
Maryland	3	39,090	10,405	78,892	(34,838)	4,994	49,465	54,459	3,267	51,192	2017
Michigan	4	79,189	10,430	97,029	3,738	10,430	100,767	111,197	7,487	103,710	2017
North Carolina	6	100,253	13,689	123,653	3,224	13,689	126,877	140,566	9,260	131,306	2017
New Hampshire	3	41,159	6,092	50,557	854	6,092	51,411	57,503	3,601	53,902	2017
New Jersey	4	93,153	18,073	110,251	2,182	18,073	112,433	130,506	8,484	122,022	2017
New York	5	102,426	30,292	107,812	5,838	30,292	113,650	143,942	9,803	134,139	2017
Ohio	1	16,534	7,655	56,496	(40,120)	2,633	21,398	24,031	1,693	22,338	2017
Oklahoma	1	4,569	447	5,387	767	447	6,154	6,601	615	5,986	2017
Pennsylvania	3	41,918	7,469	47,626	3,641	7,469	51,267	58,736	3,841	54,895	2017
Tennessee	2	35,092	5,699	42,462	1,284	5,699	43,746	49,445	3,489	45,956	2017
Texas	15	132,938	27,974	177,156	(13,879)	24,389	166,862	191,251	16,039	175,212	2017
Virginia	6	101,057	23,071	140,115	(21,833)	17,577	123,776	141,353	9,009	132,344	2017
Washington	1	28,786	2,125	36,312	368	2,125	36,680	38,805	1,107	37,698	2017
	158	2,648,072	509,971	3,424,514	(912)	488,886	3,444,687	3,933,573	264,749	3,668,824
Other Equity and Debt
Hotel—Arizona	5	41,363	10,917	43,884	7,124	10,917	51,008	61,925	3,596	58,329	2017
Hotel—California	21	290,323	57,970	274,907	19,254	57,970	294,161	352,131	20,202	331,929	2017
Hotel—Florida	3	25,822	8,508	24,764	4,281	8,508	29,045	37,553	2,051	35,502	2017
Hotel—Georgia	1	10,753	1,905	9,296	751	1,905	10,047	11,952	759	11,193	2017
Hotel—Iowa	3	17,346	—	15,832	71	—	15,903	15,903	1,066	14,837	2017
Hotel—Illinois	5	28,805	4,553	30,274	261	4,553	30,535	35,088	2,672	32,416	2017
Hotel—Indiana	1	9,183	1,232	9,325	410	1,232	9,735	10,967	693	10,274	2017
Hotel—Kansas	1	4,866	517	4,930	1,065	517	5,995	6,512	498	6,014	2017
Hotel—Kentucky	1	6,122	1,358	5,576	11	1,358	5,587	6,945	429	6,516	2017
Hotel—Massachusetts	1	9,183	1,152	9,261	1,846	1,152	11,107	12,259	721	11,538	2017
Hotel—Michigan	3	23,860	3,276	22,820	773	3,276	23,593	26,869	1,815	25,054	2017
Hotel—Missouri	1	4,788	471	5,597	561	471	6,158	6,629	509	6,120	2017
Hotel—Nevada	4	84,687	27,160	71,823	2,951	27,160	74,774	101,934	5,211	96,723	2017
Hotel—New Jersey	2	15,776	3,572	13,553	2,154	3,572	15,707	19,279	1,514	17,765	2017
Hotel—New York	8	28,962	3,791	25,267	6,863	3,791	32,130	35,921	2,991	32,930	2019
Hotel—Ohio	7	24,488	4,557	31,786	4,554	4,557	36,340	40,897	3,127	37,770	2017
Hotel—Oklahoma	1	2,826	—	4,751	42	—	4,793	4,793	488	4,305	2017
Hotel—Oregon	1	16,247	2,413	12,142	71	2,413	12,213	14,626	796	13,830	2017

(Amounts in thousands)			Initial Cost		Costs Capitalized Subsequent to Acquisition (1)	Gross Cost Basis at December 31, 2018			Accumulated Depreciation (2)	Net Carrying Amount (3)	Date of Acquisition (4)
Property Description / Location	Number of Properties	Encumbrances	Land	Buildings and Improvements		Land	Buildings and Improvements	Total

Hotel—Pennsylvania	8	60,592	12,148	71,347	4,238	12,148	75,585	87,733	5,689	82,044	2017
Hotel—Rhode Island	1	6,750	910	7,017	972	910	7,989	8,899	728	8,171	2017
Hotel—Tennessee	1	9,575	2,020	8,803	58	2,020	8,861	10,881	713	10,168	2017
Hotel—Texas	14	115,140	16,720	90,428	10,909	16,720	101,337	118,057	6,738	111,319	2017
Hotel—Virginia	3	38,459	8,446	37,575	171	8,446	37,746	46,192	2,733	43,459	2017
Industrial—France	4	37,075	13,034	36,185	604	13,034	36,789	49,823	1,960	47,863	2017
Industrial—Spain	1	—	—	2,346	9	—	2,355	2,355	146	2,209	2017
Mixed-Use—Italy	1	10,467	13,293	18,972	4,232	13,293	23,204	36,497	1,521	34,976	2015
Multifamily—US	1	—	1,659	269	14,156	1,659	14,425	16,084	392	15,692	2017
Office—France	33	142,126	60,301	139,169	15,448	60,301	154,617	214,918	7,573	207,345	2016-2017
Office—Spain	2	12,931	96,002	88,770	168	96,002	88,938	184,940	4,731	180,209	2017
Office—US	6	73,015	24,510	198,612	11,508	24,510	210,120	234,630	28,039	206,591	2013-2017
Office/Industrial—France	206	346,727	109,406	329,735	663	109,406	330,398	439,804	1,798	438,006	2018
Retail—France	1	11,349	4,876	8,871	62	4,876	8,933	13,809	427	13,382	2017
Retail—UK	1	8,405	911	11,766	(3,705)	911	8,061	8,972	1,563	7,409	2015
	352	1,518,011	497,588	1,665,653	112,536	497,588	1,778,189	2,275,777	113,889	2,161,888
Real estate held for investment	923	7,331,763	1,464,335	10,035,185	(4,116)	1,443,250	10,052,154	11,495,404	669,394	10,826,010

Real estate held for sale
Industrial
Atlanta	63	200,821	58,491	381,489	13,442	58,491	394,933	453,424	48,777	404,647	2014-2018
Austin	6	—	9,174	60,537	955	9,174	61,492	70,666	6,066	64,600	2014-2017
Chicago	26	—	30,587	119,918	7,595	30,587	127,513	158,100	20,570	137,530	2014
Dallas	64	192,007	73,448	351,074	12,280	73,448	363,354	436,802	47,030	389,772	2014-2018
Denver	8	38,689	14,253	60,415	4,359	14,253	64,774	79,027	7,565	71,462	2014-2017
Houston	12	21,446	27,635	135,408	3,963	27,635	139,371	167,006	16,908	150,098	2014-2017
Jacksonville	13	5,474	21,565	103,560	12,400	21,565	115,960	137,525	3,755	133,770	2017-2018
Kansas City	14	49,000	13,423	75,709	3,635	13,423	79,344	92,767	9,902	82,865	2014-2017
Las Vegas	8	—	24,553	77,093	11,394	24,553	88,487	113,040	2,670	110,370	2017-2018
Maryland-BWI	20	113,198	51,042	170,623	1,537	51,042	172,160	223,202	11,158	212,044	2015-2018
Minneapolis	17	102,755	26,311	141,513	7,089	26,311	148,602	174,913	22,047	152,866	2014-2016
New Jersey, Northern	10	—	20,133	70,432	812	20,133	71,244	91,377	1,645	89,732	2018
New Jersey, South / Philadelphia	31	58,852	38,540	162,730	5,931	38,540	168,661	207,201	26,825	180,376	2014-2017
Oakland	2	60,000	20,648	74,993	1,660	20,648	76,653	97,301	1,907	95,394	2018
Orlando	16	131,500	27,610	180,144	5,996	27,610	186,140	213,750	17,726	196,024	2014-2017

(Amounts in thousands)			Initial Cost		Costs Capitalized Subsequent to Acquisition (1)	Gross Cost Basis at December 31, 2018			Accumulated Depreciation (2)	Net Carrying Amount (3)	Date of Acquisition (4)
Property Description / Location	Number of Properties	Encumbrances	Land	Buildings and Improvements		Land	Buildings and Improvements	Total

Phoenix	22	59,000	31,983	181,795	5,068	31,983	186,863	218,846	16,429	202,417	2014-2018
Salt Lake City	15	44,453	18,892	85,594	3,131	18,892	88,725	107,617	10,206	97,411	2014-2017
San Antonio	3	—	11,045	61,638	459	11,045	62,097	73,142	1,596	71,546	2018
St. Louis	8	—	8,813	43,702	3,140	8,813	46,842	55,655	7,403	48,252	2014
Tampa	4	—	4,278	32,138	2,317	4,278	34,455	38,733	5,505	33,228	2014
	362	1,077,195	532,424	2,570,505	107,163	532,424	2,677,670	3,210,094	285,690	2,924,404
Hotel										69,699	2017
Other Equity & Debt—US										180,029	Various
Other Equity & Debt—Europe										471,274	Various
Real estate held for sale										3,645,406
Total real estate assets										$14,471,416
__________

(1)	Includes adjustment for impairment of real estate.

(2)	Depreciation is calculated using a useful life ranging from 4 months based on the shortest remaining lease term for improvements and up to 51 years for buildings.

(3)	The aggregate gross cost of total real estate assets for federal income tax purposes is $13.2 billion at December 31, 2018.

(4)	Properties consolidated upon the Internalization reflect an acquisition date of April 2, 2015, the effective date of consolidation.

The following tables summarize the activity in real estate assets and accumulated depreciation:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Real Estate, at Gross Cost Basis
Balance at January 1	$15,791,144	$3,656,094	$3,518,682
Assumed through the Merger	—	11,730,087	—
Foreclosures and exchanges of loans receivable for real estate	45,617	1,867,655	128,124
Acquisitions	984,844	1,027,889	434,266
Improvements and capitalized costs (1)	276,210	237,125	16,072
Deconsolidation of real estate held by investment entity (Note 4)	(226,004)	(407,653)	—
Dispositions (2)	(933,217)	(2,484,616)	(313,982)
Impairment	(357,629)	(59,652)	(11,391)
Measurement period adjustments for real estate acquired in 2015 business combination	—	—	(16,688)
Effect of changes in foreign exchange rates	(80,163)	224,215	(98,989)
Balance at December 31	15,500,802	15,791,144	3,656,094
Classified as held for sale, net (3)	(4,005,398)	(3,390,528)	(2,349,210)
Balance at December 31, held for investment	$11,495,404	$12,400,616	$1,306,884

	Year Ended December 31,
(In thousands)	2018	2017	2016
Accumulated Depreciation
Balance at January 1	$606,200	$188,509	$88,577
Depreciation	471,599	453,331	108,298
Deconsolidation of real estate held by investment entity (Note 4)	(6,256)	(3,212)	—
Dispositions (2)	(42,873)	(34,854)	(6,025)
Effect of changes in foreign exchange rates	716	2,426	(2,341)
Balance at December 31	1,029,386	606,200	188,509
Classified as held for sale, net (3)	(359,992)	(218,751)	(132,505)
Balance at December 31, held for investment	$669,394	$387,449	$56,004
__________

(1)	Includes transaction costs capitalized for asset acquisitions.

(2)	Includes amounts classified as held for sale during the year and disposed before the end of the year.
(3)
Amounts classified as held for sale during the year and remain as held for sale at the end of the year.